Supplementary Insurance Information - Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 713	$ 1,381	$ 943
Reserves for future policy benefits and claims	41,018	37,251	33,974
Net earned premiums	22	24	22
Net investment income	1,813	1,657	1,478
Benefits, claims, losses and settlement expenses	1,187	1,035	915
Amortization of deferred policy acquisition costs	202	215	133
Other operating expenses	195	185	169
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	694	1,358	917
Reserves for future policy benefits and claims	40,406	36,616	33,316
Net investment income	1,792	1,638	1,458
Benefits, claims, losses and settlement expenses	1,151	998	892
Amortization of deferred policy acquisition costs	198	211	129
Other operating expenses	188	174	158
Run-off Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	19	23	26
Reserves for future policy benefits and claims	612	635	658
Net earned premiums	22	24	22
Net investment income	21	19	20
Benefits, claims, losses and settlement expenses	36	37	23
Amortization of deferred policy acquisition costs	4	4	4
Other operating expenses	$ 7	$ 11	$ 11